Term Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Term Loan
Term Loan

8. Term Loan

In April 2016, the Company entered into a $1.0 million term loan with a commercial bank (the “Term Loan”). On January 25, 2019, the Company amended the Term Loan to increase the Company’s borrowing capacity to $5.0 million, which amount remains secured by the Company’s certificates of deposit, money market account, investment property and deposit or investment accounts. As amended, the Term Loan bears interest at the greater of the prime rate less 1% and 4.25%. The effective interest rate was 4.33% and 4.44% for the three and nine months ended September 30, 2019, respectively. The effective interest rate was 4.18% and 3.84% for the three and nine months ended September 30, 2018, respectively. Under the Term Loan, the Company is required to make monthly interest-only payments through January 2020 and is required to make 36 equal monthly payments of principal plus accrued interest thereafter through January 2023.

Future maturities of the Term Loan as of September 30, 2019 are as follows (in thousands):

Remainder of the year	$—
2020	1,528
2021	1,667
2022	1,667
2023	138
Total	5,000
Less: current portion of term loan	(1,250)
Term loan, net of current portion	$3,750

Interest expense under the Term Loan was approximately $56,000 and $155,000 for the three and nine months ended September 30, 2019, respectively, and $7,000 and $20,000 for the three and nine months ended September 30, 2018, respectively.

8. Term Loan

In April 2016, the Company entered into a $1.0 million term loan (the “Term Loan”). The Term Loan bears interest at the prime rate less 1%. The interest rate in effect was 4.5% and 3.5% for the years ended December 31, 2018 and 2017, respectively. The Term Loan is secured by all certificates of deposit, money market accounts, cash, securities, investment property and deposit or investment accounts. The Term Loan requires monthly payments of interest only before May 2017, and equal monthly payments of principal and interest thereafter, as defined in the agreement. Interest expense under the Term Loan was approximately $25,000 and $30,000 for the years ended December 31, 2018 and 2017, respectively. The outstanding balance on the Term Loan totaled $460,000 as of December 31, 2018.

Future maturities of the Term Loan as of December 31, 2018 are as follows (in thousands):

2019	$387
2020	73
Total	460
Less: current portion of term loan	387
Term loan, net of current portion	$73